Group information (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Disclosure of information about consolidated structured entities
The Group considers the entities listed below to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

	Outstanding quotas as of December 31, 2024	Outstanding quotas as of December 31, 2023

ACR FAST Fundo de Investimento em Direitos Creditórios ("FIDC ACR FAST")	100% of subordinated quotas representing approximately 4% of total (subordinated and senior) quotas	100% of subordinated quotas representing approximately 3% of total (subordinated and senior) quotas
ACR I Fundo de Investimento em Direitos Creditórios ("FIDC ACR I")	100% of subordinated quotas representing approximately 7% of total (subordinated and senior) quotas	100% of subordinated quotas representing all outstanding quotas
SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas	100% of subordinated quotas representing all outstanding quotas
Stone Fundo de Investimento Multimercado Crédito Privado ("STONE FIM CP")	100% of subordinated quotas representing all outstanding quotas	—
StoneCo Exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of subordinated quotas representing all outstanding quotas
Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas	100% of subordinated quotas and 100% of mezzanine quotas representing approximately 99% of total (subordinated, mezzanine and senior) quotas
Tapso II Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO II") (a)	—	100% of subordinated quotas representing all outstanding quotas
SOMA I Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA") (a)	—	100% of subordinated quotas representing all outstanding quotas
ACR III Fundo de Investimento em Direitos Creditórios ("FIDC ACR III") (a)	—	100% of subordinated quotas representing all outstanding quotas
ACR V Fundo de Investimento em Direitos Creditórios ("FIDC ACR V") (a)	—	100% of subordinated quotas representing all outstanding quotas
ACR VI Fundo de Investimento em Direitos Creditórios ("FIDC ACR VI") (a)	—	100% of subordinated quotas representing all outstanding quotas

(a) During 2024, these structured entities were closed.

Disclosure of subsidiaries [text block]
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

		% of Group's equity interest
Entity name	Main activities	December 31, 2024	December 31, 2023

Stone Instituição de Pagamento S.A. (“Stone IP”)	Merchant acquiring	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me Instituição de Pagamento S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00

		% of Group's equity interest
Entity name	Main activities	December 31, 2024	December 31, 2023

Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)	Merchant acquiring	100.00	100.00
Stone Cartões Instituição de Pagamento S.A. (“Stone Cartões”)	Financial services	100.00	100.00
Stone Sociedade de Crédito, Financiamento e Investimento S.A. ("Stone SCFI") (a)	Financial services	100.00	—
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. ("TAG")	Financial assets register	100.00	100.00
MLabs Software S.A. (“MLabs”)	Technology services	51.50	51.50
Questor Sistemas S.A. (“Questor”)	Technology services	50.00	50.00
Sponte Educação Ltda. ("Sponte Educação") (a)	Technology services	100.00	—
SimplesVet Tecnologia S.A. (“SimplesVet”)	Technology services	50.00	50.00
VHSYS Sistema de Gestão S.A. (“VHSYS”)	Technology services	50.00	50.00
Trinks Serviços de Internet S.A. (“Trinks”) (b)	Technology services	100.00	19.90
Linx S.A. (“Linx”)	Technology services	100.00	100.00
Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”)	Technology services	100.00	100.00
Linx Telecomunicações Ltda. ("Linx Telecom")	Technology services	100.00	100.00
Linx Automotivo Ltda. ("Linx Auto") (a)	Technology services	100.00	—
Linx Impulse Ltda. ("Linx Impulse") (a)	Technology services	100.00	—
Linx Saúde Ltda. ("Linx Saúde") (a)	Technology services	100.00	—
Linx Commerce Ltda. ("Linx Commerce") (a)	Technology services	100.00	—
Linx People Ltda. ("Linx People") (a)	Technology services	100.00	—
Linx Enterprise Ltda. ("Linx Enterprise") (a)	Technology services	100.00	—
Napse S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Napse Uruguay SAS (“Napse Group”)	Technology services	100.00	100.00
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)	Technology services	100.00	100.00
Napse IT Peru S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Synthesis Holding LLC (“Napse Group”)	Technology services	100.00	100.00
Synthesis US LLC (“Napse Group”)	Technology services	100.00	100.00
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Hiper Software S.A. ("Hiper")	Technology services	100.00	100.00
Reclame Aqui LLC (“Reclame Aqui Group”)	Technology services	50.00	50.00
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”)	Technology services	50.00	50.00
O Mediador Tecnologia da Informação S/S Ltda. (“Reclame Aqui Group”)	Technology services	50.00	50.00
Reclame Aqui Marcas e Serviços Ltda. (“Reclame Aqui Group”)	Technology services	50.00	50.00
STEF S.A ("Stef")	Technology services	100.00	100.00
Hubcount Tecnologia S.A. (“Hubcount”) (c)	Technology services	75.60	75.60
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
Buy4 Sub LLC ("Buy4 LLC")	Cloud store card transactions	100.00	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Insurance services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00

		% of Group's equity interest
Entity name	Main activities	December 31, 2024	December 31, 2023

Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
StoneCo Pagamentos UK Ltd. ("StoneCo UK") (d)	Service provider	—	100.00
Stone Logística Ltda. ("Stone Log")	Logistic services	100.00	100.00
Stone Franchising Ltda. ("Franchising")	Franchising management	100.00	100.00
Ametista Serviços Digitais Ltda. (“PinPag”) (e)	Electronic fund transfer	—	100.00
Esmeralda Serviços Digitais Ltda. (“PinPag”) (e)	Electronic fund transfer	—	100.00
Diamante Serviços Digitais Ltda. (“PinPag”) (e)	Electronic fund transfer	—	100.00
Safira Serviços Digitais Ltda. (“PinPag”) (e)	Electronic fund transfer	—	100.00
FIDC TAPSO	Investment fund	100.00	100.00
FIDC TAPSO II (f)	Investment fund	—	100.00
FIDC SOMA (g)	Investment fund	—	100.00
FIDC SOMA III	Investment fund	100.00	100.00
FIDC ACR I	Investment fund	100.00	100.00
FIDC ACR III (f)	Investment fund	—	100.00
FIDC ACR V (f)	Investment fund	—	100.00
FIDC ACR VI (g)	Investment fund	—	100.00
STONE FIM CP (h)	Investment fund	100.00	—
FIC FIM STONECO	Investment fund	100.00	100.00
FIDC ACR FAST	Investment fund	100.00	100.00
MPB Capital LLC ("MPB")	Investment company	100.00	100.00
DLP Capital LLC ("DLP Cap")	Holding company	100.00	100.00
DLPPar Participações S.A. (“DLPPar”)	Holding company	100.00	100.00
Reclame Aqui Holding Ltd ("Reclame Aqui Group")	Holding company	50.00	50.00
STNE Participações S.A. ("STNE Par")	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. ("STNE ParTec")	Holding company	100.00	100.00
VittaPar LLC (“Vitta Group”)	Holding company	100.00	100.00
Stone Holding Instituições S.A. ("Stone Holding")	Holding company	100.00	100.00
STNE Investimentos S.A. ("STNE Invest")	Holding company	100.00	100.00
Equals Software S.A. ("Equals Software")	Holding company	100.00	100.00
Stone Seguros S.A. (“Stone Seguros”)	Holding company	100.00	100.00

(a)In the first quarter of 2024, the Group incorporated the companies Stone SCFI, Sponte Educação, Linx Auto and Linx Impulse, all of which are wholly owned by the Group. In the second quarter of 2024, the Group incorporated the companies Linx Saúde, Linx Commerce, Linx People and Linx Enterprise all of which are wholly owned by the Group.
(b)In May 2024, Trinks became a wholly owned subsidiary of STNE Par.
(c)STNE Par has a 50% equity interest in Questor and, on August 31, 2022, Questor acquired a 75.60% equity interest in Hubcount.
(d)Dissolved on July 9, 2024.
(e)On February 7, 2024, the equity interest of Ametista Serviços Digitais Ltda., Esmeralda Serviços Digitais Ltda., Diamante Serviços Digitais Ltda., and Safira Serviços Digitais Ltda. (collectively the “Pinpag") was sold, thus, the Group ceased to hold equity interest in these entities.
(f)Closed on April 2024.
(g)Closed on May, 2024.
(h)The Group owns 100% of the subordinated quotas in connection with the incorporation of the funds.

Summary of associates

		% Group's equity interest
Entity name	Principal activities	December 31, 2024	December 31, 2023

Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
Agilize Tecnologia S.A. ("Agilize") (a)	Technology services	—	33.33
Neostore Desenvolvimento de Programas de Computador S.A. (“Neomode”) (b)	Technology services	—	40.02
Dental Office S.A. (“RH Software”)	Technology services	20.00	20.00
APP Sistemas S.A. (“APP”) (c)	Technology services	19.80	19.90
Delivery Much Tecnologia S.A. (“Delivery Much”)	Food delivery marketplace	29.49	29.49
Agilize Contabilidade Holding Limited ("Agilize Cayman") (a)	Holding company	28.70	—

(a)On August 1, 2023, the Group acquired a 33.33% equity interest in Agilize, a private company based in the State of Bahia, Brazil, for R$ 8,523 through the conversion of a credit arising from a convertible loan agreement. Agilize develops technology that provides online accounting services. In November 2024, as part of a corporate reorganization, Agilize established an offshore structure, leading to the direct ownership of all shareholders in Agilize Cayman and contributions of capital from new investors in which StoneCo had no participation. Subsequently, STNE Invest, which previously held a stake in Agilize, fully transferred its equity interest to StoneCo and reduced its equity interest from 33.33% to 28.70%.
(b)Linx Sistemas has sold all of its shares in Neomode.
(c)In March 2024, the share capital of APP was increased through the subscription and payment of new shares, resulting in the proportional dilution of STNE Par ownership interest.